Long-Term Debt	9 Months Ended
Sep. 23, 2012
Long-Term Debt

6. LONG-TERM DEBT

Long-term debt at December 26, 2010, December 25, 2011 and September 23, 2012, consists of the following:

	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 23, 2012
			(unaudited)
Wells Fargo Term A Loan	$2,687	$—	$—
Well Fargo New Unit Term Loan	15,000	—	—
Wells Fargo Working capital revolving line of credit	2,250	—	—
HBK Term B Loan	10,000	—	—
Golub—Term Loan A	—	52,500	4,994
Golub—Revolver	—	2,700	—
Note payable-related party	795	—	—

Total long term debt	30,732	55,200	4,994
Less current maturities	(1,107)	(713)	(775)

Total long term debt, less current maturities	$29,625	$54,487	$4,219

In November 2006, the Company, entered into a credit agreement with each of Wells Fargo Capital Finance, Inc. and HBK Investments, L.P. as administrative agents to, among other things, finance the acquisition of the restaurants owned by the Company’s Founders, pay the related fees and expenses of the acquisition, and provide funds for the operation of the Company. The aforementioned credit facilities were paid off in May 2011 under the Senior Secured Credit Facility as discussed below.

Wells Fargo Credit Facility

Pursuant to the 2006 credit agreement, the Company entered into two term loans, Term A Loan in the amount of $5,000, and a New Unit Term Loan, in the amount of $15,000.

(a) The Term A Loan bore interest at a variable rate based on the prime rate or the London Interbank Offered Rate (“LIBOR”) plus an applicable margin. On December 26, 2010, the Term A Loan consisted of two notes, one bearing interest at the base rate plus prime (8.25%) and one bearing interest of LIBOR plus applicable margin (8.0%).

(b) The New Unit Term Loan bore interest at a variable rate based on the prime rate or LIBOR plus an applicable margin. On December 26, 2010, the New Unit Term Loan bore interest at LIBOR plus an applicable margin (8.75%). In addition, the Company paid an annual commitment fee of 0.5% on the unused portion of the New Unit Term Loan.

(c) Under the same credit facility, the Company entered into a Working Capital Revolving Line of Credit, to provide for borrowings and letters of credit of up to $5,000 through maturity in November 2011. The Working Capital Revolving Line of Credit bore interest at a variable rate based on the prime rate or LIBOR plus an applicable margin. In addition, the Company paid an annual commitment fee of 0.5% on the unused portion of the Working Capital Revolving Line of Credit. On December 26, 2010, the Working Capital Revolving Line of Credit consisted of two loans, one bearing the base rate plus applicable margin (8.25%) and the other line of credit bore LIBOR plus applicable margin (8.0%). The availability of the Working Capital Revolving Line of Credit was reduced by any borrowings and any outstanding letters of credit.

HBK Credit Facility

The Company also entered into a $10,000 Term B Loan facility with HBK Investments, L.P. as administrative agent. This note bore interest at the greater of the base rate plus applicable margin or LIBOR plus applicable margin. On December 26, 2010, the Term B Loan interest rate was LIBOR plus an applicable margin (14.0%).

Note Payable—Related Party

The unsecured note payable to the related party bore interest at 15.0% per annum and required principal and interest payments of approximately $78 per month commencing on September 1, 2009 through maturity in November 2011.

Senior Secured Credit Facility

On May 24, 2011, the Company entered into a $67,500 senior credit facility with a syndicate of financial institutions and other entities with respect to a senior secured credit facility.

The Company used the proceeds for the senior secured credit facility as follows:

(a) approximately $20,800 to repay all outstanding loans and accrued and unpaid interest, servicing fees, commitment fees and letter of credit fees under our credit facility with Wells Fargo Capital Finance, Inc.;

(b) approximately $10,100 to repay the outstanding principal, interest, and expenses under our credit facility with HBK investments L.P.;

(c) approximately $1,600 to pay the expenses of the lenders; and

(d) approximately $20,000 to pay a dividend of $19,000 to our common and preferred stockholders and other special one-time cash bonus payments of $1,000 to certain members of management.

This senior secured credit facility provides for, (a) Revolving Credit Facility, (b) Term A Loan, (c) Delayed Draw Term B Loan and (d) Incremental Term Loan.

(a) The Revolving Credit Facility allows the Company to borrow up to $5,000, including a $500 sub-limit for letters of credit. The unpaid balance of the Revolving Credit Facility must be paid by May 24, 2016. Advances under the Revolving Credit Facility bear interest at a variable rate based on the prime or federal funds (Index Rate) or LIBOR plus an applicable margin at the Company’s election, based on the Company’s total leverage ratio. Interest is due at the end of each month if the Company has selected to pay interest based on the Index Rate or at the end of each LIBOR period if the Company has selected to pay interest based on LIBOR.

(b) The Term A Loan is a $52,500 term loan facility, maturing in May 2016. The Term A Loan bears interest at a variable rate based on the prime, federal funds or LIBOR plus an applicable margin at the Company’s election, based on the Company’s total leverage ratio. Quarterly principal payments of $131 commence on December 31, 2011, with the entire unpaid balance due at maturity on May 24, 2016. Interest is due at the end of each month if the Company has selected to pay interest based on the Index Rate or at the end of each LIBOR period if the Company has selected to pay interest based on LIBOR.

(c) The Delayed Draw Term B Loan is a $10,000 term loan facility, which may be drawn upon after 30 days notice to the lenders prior to May 24, 2013. The Delayed Draw Term B Loan bears interest at a variable rate based on the Index rate or LIBOR plus an applicable margin at the Company’s election, based on the Company’s total leverage ratio. Interest is due at the end of each month if the Company has selected to pay interest based on the Index Rate or at the end of each LIBOR period if the Company has selected to pay interest based on LIBOR. The entire unpaid balance of the Delayed Draw Term B Loan will be due on May 24, 2016.

(d) Under the Incremental Term Loan, the Company may request up to four incremental term loans of amounts of not more than $5,000 each, but not to exceed $20,000 in the aggregate for all such incremental term loans. These incremental term loans may be requested prior to May 24, 2015 drawn upon after 30 days written notice to the agent and any lender agreeing to fund an incremental loan.

(e) Other Terms—In addition to paying interest on the outstanding principal under the senior secured credit facility, and quarterly principal payments commencing on December 31, 2011, the Company is required to pay a commitment fee to lenders under the revolving credit facility in respect of the unused commitments thereunder at a rate equal to 0.5%. The senior secured credit facility also requires the Company to maintain certain financial and nonfinancial covenants and limitations, including a restriction on the declaration and payment of dividends without the prior written consent of the Administrative Agent.

As a result of entering into the senior secured credit facility, the Company recorded an expense of $78 to write off the unamortized loan origination fees related to the retired credit facility. The Company paid loan origination costs of $1,800 related to the senior secured credit facility, and is amortizing these loan origination costs over the remaining term of the credit agreement.

On March 21, 2012, the Company entered into a credit facility amendment (the “Amendment”). The Amendment provides for an additional draw on its Term A Loan of $25,000 such that the outstanding principal amount of the Term A Loan was increased from $52,369 to $77,369. The incremental loan has the same terms and covenants as the existing senior credit facility and quarterly principal payments were increased from $131 to $194.

The proceeds of the loan were used for a $2,000 termination payment to the Sponsor to terminate its advisory agreement effective March 21, 2012 (see Note 12 Commitments and Contingencies), $575 in estimated fees and expenses related to the incremental loan, and $22,474 to repurchase shares of the Company’s common and preferred stock. The shares were repurchased in a repurchase offer made to all stockholders of record of the Company as of March 8, 2012. Each stockholder was entitled to sell their pro rata share of the 1,655,662 shares being repurchased based on their percentage ownership of the Company’s capital stock. Unless otherwise agreed between the Company and the selling stockholders, each stockholder was also entitled to sell their pro rata share of the aggregate difference between the total number of shares being repurchased and the number of shares initially tendered. The stock repurchase closed on April 6, 2012.

In connection with the IPO, the Company used the proceeds from the offering and additional Company funds to repay approximately $79.4 million of the Company’s loans outstanding under the Company’s credit facility. At September 23, 2012, the Company had approximately $10.5 million of unused commitments under the Company’s credit facility.

As a result of the repayment of outstanding loans with the proceeds from the offering, the Company recorded an expense of $1.6 million to write off the unamortized loan origination fees related to the portion of long term debt that was repaid. The Company will continue to amortize the remaining $100 of loan origination costs over the remaining term of the credit agreement.

Maturities of long-term debt obligations at December 25, 2011 adjusted to give effect to the Amendment and September 23, 2012 are as follows:

MATURITIES OF LONG-TERM DEBT OBLIGATIONS AT	DECEMBER 25, 2011	SEPTEMBER 23, 2012
2012	$713	$713
2013	773	773
2014	773	773
2015	773	773
2016	52,168	1,962

Total long-term debt	$55,200	$4,994

The obligations under the Company’s long-term debt (excluding the note payable-related party) are secured by a first priority lien on substantially all of the Company’s assets.